Significant Accounting Policies - Revenue Recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Significant Accounting Policies
Practical expedient related to performance obligations	true	true
Deferred revenue, revenue recognized	¥ 1,238,800		¥ 943,400	¥ 571,400
Total net revenues	11,998,976	$ 1,838,924	6,777,922	4,128,931
Mobile game
Significant Accounting Policies
Total net revenues	4,803,382		3,597,809	2,936,331
Value-added services (formerly known as Live broadcasting and VAS)
Significant Accounting Policies
Total net revenues	3,845,663		1,641,043	585,643
Advertising
Significant Accounting Policies
Total net revenues	1,842,772		817,016	463,490
E-commerce and others
Significant Accounting Policies
Total net revenues	¥ 1,507,159		¥ 722,054	¥ 143,467
Maximum | Live broadcasting and other VAS
Significant Accounting Policies
Period recognized for time-based virtual item	1 year	1 year